Putnam Small Cap Value Fund
The fund's portfolio
5/31/22 (Unaudited)

COMMON STOCKS (97.9%)(a)
	Shares	Value
Aerospace and defense (1.7%)
Maxar Technologies, Inc.	86,300	$2,576,918
Vectrus, Inc.(NON)	73,620	2,637,068

		5,213,986
Air freight and logistics (0.9%)
Radiant Logistics, Inc.(NON)	440,700	2,921,841

		2,921,841
Airlines (0.9%)
Sun Country Airlines Holdings, Inc.(NON)(S)	113,295	2,679,427

		2,679,427
Banks (18.9%)
Ameris Bancorp	67,800	3,091,002
Bancorp, Inc. (The)(NON)	121,600	2,532,928
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	105,300	3,325,374
Coastal Financial Corp./WA(NON)	71,109	2,805,961
ConnectOne Bancorp, Inc.	94,524	2,605,081
CrossFirst Bankshares, Inc.(NON)	193,300	2,596,019
Eastern Bankshares, Inc.	153,200	2,982,804
Equity Bancshares, Inc. Class A	83,500	2,714,585
First Foundation, Inc.(S)	143,697	3,240,367
Five Star Bancorp	102,642	2,671,771
Lakeland Bancorp, Inc.	175,600	2,725,312
Metropolitan Bank Holding Corp.(NON)	33,056	2,552,915
OFG Bancorp (Puerto Rico)(S)	133,700	3,789,058
Origin Bancorp, Inc.	67,500	2,637,900
Preferred Bank/Los Angeles CA	44,900	3,076,099
Premier Financial Corp.	92,137	2,503,362
Professional Holding Corp. Class A(NON)	59,679	1,316,519
QCR Holdings, Inc.(S)	48,091	2,665,203
Southern First Bancshares, Inc.(NON)	32,646	1,472,335
UMB Financial Corp.	28,200	2,604,270
Univest Financial Corp.	99,500	2,636,750
Veritex Holdings, Inc.	79,400	2,736,124

		59,281,739
Chemicals (1.7%)
Olin Corp.	43,000	2,828,970
Tronox Holdings PLC Class A (United Kingdom)	142,395	2,564,534

		5,393,504
Commercial services and supplies (4.2%)
Aris Water Solution, Inc. Class A	196,853	4,021,707
Clean Harbors, Inc.(NON)	32,400	3,026,160
Deluxe Corp.(S)	103,100	2,467,183
SP Plus Corp.(NON)	113,300	3,621,068

		13,136,118
Communications equipment (1.2%)
Aviat Networks, Inc.(NON)	123,500	3,621,020

		3,621,020
Construction and engineering (3.0%)
APi Group Corp.(NON)	156,400	2,729,180
Sterling Construction Co., Inc.(NON)	137,900	3,393,719
WillScot Mobile Mini Holdings Corp.(NON)	89,548	3,199,550

		9,322,449
Diversified consumer services (1.4%)
Universal Technical Institute, Inc.(NON)	493,012	4,476,549

		4,476,549
Electrical equipment (1.8%)
LSI Industries, Inc.	397,900	2,657,972
nVent Electric PLC (United Kingdom)	88,300	3,125,820

		5,783,792
Electronic equipment, instruments, and components (0.8%)
Jabil, Inc.	40,811	2,510,693

		2,510,693
Energy equipment and services (3.2%)
Liberty Oilfield Services, Inc. Class A(NON)	192,600	3,133,602
Newpark Resources, Inc.(NON)	982,600	4,225,180
ProFrac Holding Corp. Class A(NON)(S)	150,750	2,751,188

		10,109,970
Entertainment (0.8%)
Lions Gate Entertainment Corp. Class A(NON)(S)	235,128	2,405,359

		2,405,359
Equity real estate investment trusts (REITs) (6.5%)
Alpine Income Property Trust, Inc.(R)	142,594	2,702,156
Apple Hospitality REIT, Inc.(R)	222,900	3,724,659
Diversified Healthcare Trust(R)	867,329	1,968,837
EPR Properties(R)	62,000	3,176,880
RLJ Lodging Trust(R)	248,500	3,337,355
Spirit Realty Capital, Inc.(R)	61,001	2,561,432
Xenia Hotels & Resorts, Inc.(NON)(R)	157,000	2,887,230

		20,358,549
Food and staples retail (0.9%)
United Natural Foods, Inc.(NON)	67,300	2,854,193

		2,854,193
Gas utilities (0.9%)
ONE Gas, Inc.	33,100	2,880,362

		2,880,362
Health-care equipment and supplies (1.3%)
Lantheus Holdings, Inc.(NON)	59,400	4,070,088

		4,070,088
Health-care providers and services (5.3%)
Acadia Healthcare Co., Inc.(NON)	47,087	3,351,182
Aveanna Healthcare Holdings, Inc.(NON)	780,300	2,403,324
Brookdale Senior Living, Inc.(NON)	686,554	3,913,358
Option Care Health, Inc.(NON)	144,600	4,390,056
RadNet, Inc.(NON)	120,400	2,471,812

		16,529,732
Hotels, restaurants, and leisure (1.8%)
Dave & Buster's Entertainment, Inc.(NON)	71,000	2,690,190
Everi Holdings, Inc.(NON)	170,200	3,046,580

		5,736,770
Household durables (0.9%)
Hooker Furniture Corp.	164,600	2,845,934

		2,845,934
Insurance (1.5%)
Argo Group International Holdings, Ltd. (Bermuda)	76,100	3,223,596
Heritage Insurance Holdings, Inc.	383,447	1,403,416

		4,627,012
Internet and direct marketing retail (1.7%)
a.k.a. Brands Holding Corp.(NON)(S)	739,607	2,914,052
RumbleON, Inc. Class B(NON)	152,997	2,434,182

		5,348,234
IT Services (3.7%)
Hackett Group, Inc. (The)	172,900	3,542,721
IBEX, Ltd.(NON)(S)	176,919	3,166,850
Limelight Networks, Inc.(NON)	1,079,400	3,907,428
Unisys Corp.(NON)(S)	71,441	852,291

		11,469,290
Leisure products (1.2%)
Vista Outdoor, Inc.(NON)	94,542	3,643,649

		3,643,649
Machinery (2.4%)
Chart Industries, Inc.(NON)(S)	21,000	3,693,480
Crane Holdings Co.	40,172	3,842,854

		7,536,334
Metals and mining (4.9%)
Alamos Gold, Inc. Class A (Canada)	311,800	2,329,146
Commercial Metals Co.(S)	76,000	3,019,480
Ferroglobe Representation & Warranty Insurance Trust(NON)	270,395	—
Haynes International, Inc.	91,540	3,501,405
Major Drilling Group International, Inc. (Canada)(NON)	442,100	3,691,012
Ryerson Holding Corp.	96,932	2,921,530

		15,462,573
Mortgage real estate investment trusts (REITs) (2.3%)
Ladder Capital Corp.(R)	333,878	3,859,630
New Residential Investment Corp.(R)	304,000	3,435,200

		7,294,830
Multi-utilities (1.1%)
Unitil Corp.	61,300	3,543,753

		3,543,753
Oil, gas, and consumable fuels (6.9%)
CNX Resources Corp.(NON)(S)	233,700	5,075,964
Magnolia Oil & Gas Corp. Class A	197,975	5,466,090
Scorpio Tankers, Inc.	146,300	4,835,215
SM Energy Co.	133,148	6,427,054

		21,804,323
Pharmaceuticals (0.9%)
Corcept Therapeutics, Inc.(NON)(S)	136,000	2,834,240

		2,834,240
Professional services (2.1%)
CACI International, Inc. Class A(NON)	8,900	2,495,293
ICF International, Inc.	40,100	4,098,621

		6,593,914
Semiconductors and semiconductor equipment (0.8%)
Rambus, Inc.(NON)	100,200	2,515,020

		2,515,020
Software (0.9%)
Verra Mobility Corp.(NON)	187,762	2,994,804

		2,994,804
Technology hardware, storage, and peripherals (1.1%)
Super Micro Computer, Inc.(NON)	69,200	3,464,152

		3,464,152
Textiles, apparel, and luxury goods (1.8%)
Carter's, Inc.(S)	34,600	2,665,930
Unifi, Inc.(NON)	188,984	2,987,837

		5,653,767
Thrifts and mortgage finance (1.6%)
Bridgewater Bancshares, Inc.(NON)	155,900	2,530,257
Walker & Dunlop, Inc.	23,761	2,526,032

		5,056,289
Tobacco (0.8%)
Turning Point Brands, Inc.(S)	82,700	2,418,148

		2,418,148
Trading companies and distributors (4.1%)
Custom Truck One Source, Inc.(NON)(S)	565,200	3,368,592
Karat Packaging, Inc.(NON)	111,695	2,192,573
MRC Global, Inc.(NON)	360,400	4,032,876
Titan Machinery, Inc.(NON)	120,800	3,190,326

		12,784,367

Total common stocks (cost $288,348,649)		$307,176,774

INVESTMENT COMPANIES (1.4%)(a)
	Shares	Value
PennantPark Investment Corp.(S)	308,800	$2,186,304
Trinity Capital, Inc.	139,495	2,319,802

Total investment companies (cost $3,943,469)		$4,506,106

SHORT-TERM INVESTMENTS (9.8%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.91%(AFF)	29,738,775	$29,738,775
Putnam Short Term Investment Fund Class P 0.83%(AFF)	1,078,080	1,078,080

Total short-term investments (cost $30,816,855)		$30,816,855
TOTAL INVESTMENTS

Total investments (cost $323,108,973)		$342,499,735

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2022 through May 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $313,682,313.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/28/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$13,226,275	$59,787,564	$43,275,064	$18,059	$29,738,775
	Putnam Short Term Investment Fund**	1,398,518	18,659,168	18,979,606	3,958	1,078,080

	Total Short-term investments	$14,624,793	$78,446,732	$62,254,670	$22,017	$30,816,855
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $29,738,775 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $28,614,128.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,405,359	$—	$—
Consumer discretionary	27,704,903	—	—
Consumer staples	5,272,341	—	—
Energy	31,914,293	—	—
Financials	76,259,870	—	—
Health care	23,434,060	—	—
Industrials	65,972,228	—	—
Information technology	26,574,979	—	—
Materials	20,856,077	—	—
Real estate	20,358,549	—	—
Utilities	6,424,115	—	—

Total common stocks	307,176,774	—	—
Investment companies	4,506,106	—	—
Short-term investments	—	30,816,855	—

Totals by level	$311,682,880	$30,816,855	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com